Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (14,216)	$ (29,188)	$ (152,641)	$ (194,192)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Impairment of goodwill			40,000	0
Impairment of intangible assets			3,092	19,907
Impairment of other investments			4,000	0
Depreciation and amortization expense	5,378	10,713	39,573	74,848
Amortization of content assets	4,540	5,561	23,755	24,276
Provision for inventory and inventory purchase commitments	635	2,734	10,561	39,757
Realized (gains) losses on hedging derivative financial instruments	64	(87)	222	108
Change in fair value of warrant liabilities	724	(57)	(2,679)	(8,322)
Equity-based compensation	4,365	9,555	23,891	17,620
Deferred income taxes	(3)	(53)	(191)	(2,961)
Amortization of debt issuance costs	585	479	1,899	733
Paid-in-kind interest expense	214	374	1,310	598
Loss on partial debt extinguishment	1,209		3,168	0
Change in lease assets	(813)		1,967	0
Gain on sale of property and equipment	(784)			(1,200)
Other non-cash items			0	1,219
Changes in operating assets and liabilities:
Inventory	3,497	3,056	17,508	41,510
Content assets	(1,831)	(2,224)	(10,226)	(19,787)
Other assets	4,084	(4,958)	(4,438)	4,241
Prepaid expenses	707	1,652	2,340	2,806
Accounts payable	(2,212)	(1,366)	(7,103)	(26,705)
Accrued expenses	(1,362)	(8,768)	(20,293)	(8,673)
Deferred revenue	4,907	4,746	2,163	(9,563)
Other liabilities	(554)	(38)	(415)	(4,593)
Net cash provided by (used in) operating activities	9,134	(7,869)	(22,537)	(47,173)
Cash flows from investing activities:
Purchase of property and equipment	(1,699)	(3,417)	(6,576)	(26,493)
Proceeds from sale of property and equipment	5,600
Investment in restricted short-term investments			(4,250)	0
Net cash provided by (used in) investing activities	3,901	(3,417)	(10,826)	(26,493)
Cash flows from financing activities:
Proceeds from exercise of stock options			0	3,162
Remittance of taxes withheld from employee stock awards			0	(308)
Debt Borrowings			0	50,000
Debt repayments	(7,013)	(313)	(17,000)	(625)
Proceeds from issuance of common shares in the Employee Stock Purchase Plan			553	0
Tax withholding payments for vesting of restricted stock	(206)	(2,128)	(2,178)	(183)
Payment of debt issuance costs			0	(4,485)
Proceeds from issuance of Equity Offering, net of issuance costs			4,908	0
Net cash used in financing activities	(7,219)	(2,441)	(13,717)	47,561
Effect of exchange rates on cash and cash equivalents	(296)	29	398	(858)
Net increase (decrease) in cash and cash equivalents	5,520	(13,698)	(46,682)	(26,963)
Cash, cash equivalents and restricted cash, beginning of period	33,409	80,091	80,091	107,054
Cash and cash equivalents, end of period	38,929	66,393	33,409	80,091
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	1,111	1,464	5,389	2,082
Cash (received) paid during the period for income taxes, net	29	(265)	11	389
Supplemental disclosure of noncash investing activities:
Property and equipment acquired but not yet paid for	$ 453	$ 1,291	817	2,025
Supplemental disclosure of noncash financing activities:
Warrants issued in relation to Term Loan			0	5,236
Change in fair value of term loan warrants due to amended exercise price			802	0
Paid-in-kind fee recorded as incremental debt issuance cost			$ 488	$ 0